Basis of preparation of the financial statements	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Preparation Of Financial Statements Abstract [Abstract]
Basis of preparation of the financial statements	Basis of preparation of the financial statements
(i)    Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value.
The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 4.
The consolidated financial statements are presented in Brazilian reais (“R$”),our functional currency, and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.
The balance sheet is presented in order of liquidity of assets and liabilities. The timing of their realization or settlement is dependent not just on their liquidity, but also on management’s judgements on expected movements in market prices and other relevant aspects.
(ii)    New and amended standards adopted by the Group
The Group applied for the first-time certain standards and amendments, which are effective for the consolidated financial statements beginning on or after 1 January 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but not yet effective.
Amendments to IFRS 3 Definition of a Business
The amendment to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all the of inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Group, but may impact future e periods should the Group enter into any business combinations.
Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform
The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedge item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Group as it does not have any interest rate hedge relationships.
Amendments to IAS 1 and IAS 8 Definition of Material
The amendments provided a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with order information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Group.
Conceptual Framework for Financial Reporting
The Conceptual Framewrok is not a standard, an none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help prepares develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Group.
(iii)    New standards and interpretations not yet adopted
Certain new accounting standards and interpretations have been published that are not mandatory for the 31 December 2020 reporting period and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.
(iv)    Basis of consolidation and equity accounting
The consolidated financial statements comprise the consolidated balance sheets of the Company as of December 31, 2020 and 2019 and the consolidated statements of income and comprehensive income, consolidated statements of cash flows and consolidated statements of changes in equity for each of the years ended December 31, 2020, 2019 and 2018.
(i)    Subsidiaries
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group (refer to Note 5.
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income and of comprehensive income, statement of changes in equity and balance sheet respectively.
(ii)    Associates
Associates are companies in which the investor has a significant influence but does not hold control. Investments in these companies are initially recognized at cost of acquisition and subsequently accounted for using the equity method. Investments in associates and joint ventures include the goodwill identified upon acquisition, net of any cumulative impairment loss.
(iii)    Joint ventures
The Group has joint ventures whereby the parties that have joint control of the arrangement have rights to the net assets.
(iv)    Equity method
Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.
Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.
If its interest in the associates and joint ventures decreases, but the Group retains significant influence or joint control, only the proportional amount of the previously recognized amounts in Other comprehensive income is reclassified in Income, when appropriate.
(v)    Segment reporting
In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.
The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 31), with no corresponding detail at any margin or profitability levels.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet.
See Note 31 (c) for a breakdown of revenues and income and selected assets from external customers by country of domicile.
(vi)    Foreign currency translation
(i)    Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Group functional and presentation currency.
The functional currency for all the Company’s subsidiaries in Brazil is also the Brazilian reais. Certain subsidiaries outside of Brazil have different functional currencies, including US Dollar ("USD"), Euro ("EUR"), Pound sterling (“GBP”) and Swiss Franc (“CHF”).
(ii)    Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Foreign exchange gains and losses that relate to borrowings are presented in the statement of income and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within interest expense on debt.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.
(iii)    Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
•all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.